Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Contractual Obligation	¥ 78,000
Debt instrument, interest rate, stated percentage		3.80%
Office Building [Member]
Other Commitments [Line Items]
Total capital commitments contracted	2,391
Purchase Commitment, Remaining Minimum Amount Committed	2,391
Japanese Business [Member] | Purchase Commitment [Member]
Other Commitments [Line Items]
Total capital commitments contracted	25,154
Purchase Commitment, Remaining Minimum Amount Committed	25,154
Loan Facilities Commitments [Member]
Other Commitments [Line Items]
Debt instrument, face amount	¥ 5,540
Debt instrument, interest rate, stated percentage	2.59%
Debt instrument maturity period	1 year